Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000157740
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	R6 Shares
Trading Symbol	FTRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030200
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class A
Trading Symbol	TLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030202
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class C
Trading Symbol	TLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030204
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030203
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	R Shares
Trading Symbol	FTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030199
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 14,002,392,685
Holdings Count | Holding	1,013
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]